Fair Value Measurements - Schedule of Reconciliation of Assets and Liabilities Measured on Recurring Basis Using Significant Unobservable Inputs (Details) - Level 3 - Market and Income Approaches
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance	¥ 77,855	$ 11,288	¥ 10,807
Addition	10,000	1,450	66,500
Reclassification	413,863	60,004	0
Accrued interest	4,697	681	2,973
Net unrealized fair value change recognized in other comprehensive income	¥ (21,091)	$ (3,058)	¥ (2,425)
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	OCI, Debt Securities, Available-for-Sale, Unrealized Holding Gain (Loss), before Adjustment, after Tax	OCI, Debt Securities, Available-for-Sale, Unrealized Holding Gain (Loss), before Adjustment, after Tax	OCI, Debt Securities, Available-for-Sale, Unrealized Holding Gain (Loss), before Adjustment, after Tax	OCI, Debt Securities, Available-for-Sale, Unrealized Holding Gain (Loss), before Adjustment, after Tax
Balance	¥ 485,324	$ 70,365	¥ 77,855	$ 11,288